Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 4 – DISCONTINUED OPERATIONS

Description of Transaction

During the fourth quarter of 2022, the Board approved a plan to sell the Company’s ACO/MSO Division, which assists physician practices in providing coordinated and more efficient care to patients via the MSSP as administered by the Center for Medicare and Medicaid Services (the “CMS”), which rewards providers for efficiency in patient care. On January 17, 2023, the Company entered into the AHP Merger Agreement, pursuant to which PBACO Holding, LLC (the “Buyer”) agreed to buy, and the Company agreed to sell, AHP (the “AHP Sale”). Pursuant to the terms of the AHP Merger Agreement, the Company received or was entitled to receive the following consideration: (1) $750,000 in cash paid upon signing of the definitive agreement (received January 18, 2023) (the “Upfront Cash Consideration”); (2) the Buyer shall reimburse the Company for expenses incurred by the Company in operating AHP from January 1, 2023 to January 16, 2023 (the “Stub Period Reimbursement”)($31,381 paid in March 2023); (3) up to $1,750,000 net incremental cash based on the agreement to participate in Buyer’s ACO by AHP’s existing physician practices or newly added practices, scaled based on the number of covered patients transferred to the Buyer by July 31, 2023 (the “Incremental Cash Consideration”), of which $1,225,000 ($1,180,000 net after commissions) was received in June 2023 and $150,000 ($120,000 net after commissions) was received in July 2023; (4) net proceeds, including allocation for expenses, from any MSSP Shared Savings related to AHP’s plan year 2022 (the “2022 MSSP Consideration”), of which the Company realized gross receipts of $1,873,993 and net proceeds of $1,186,231 after payments to participating physicians and commissions in October 2023; (5) $500,000 of the Incremental Cash Consideration allocated to AHP’s participating physicians at closing to be reimbursed to the Company by the Buyer in 2024 from the Buyer’s plan year 2023 (and if necessary, 2024) MSSP Shared Savings (the “Physician Advance Consideration”); and (6) in the event that Buyer completes a planned initial public offering (“IPO”) by a prescribed date (initially February 1, 2025, since extend to May 1, 2025) shares in the public entity at the time of the IPO with a value equal to AHP’s 2021 earnings before interest, taxes depreciation and amortization (“EBITDA”) times the multiple of EBITDA used to value the public entity’s IPO shares, net of any cash consideration previously paid by the Buyer and subject to vesting requirements detailed in the AHP Merger Agreement (the “IPO Share Consideration”). The Company is also required to indemnify the Buyer against liabilities arising from Buyer’s operation of AHP prior to the Buyer’s IPO date, less a deductible equal to 1% of the aggregate merger consideration (the “Indemnification Clause”).

In the event Buyer goes public through means other than an IPO, the parties agreed to modify the terms of the IPO Share Consideration to implement such alternate structure. In the event Buyer does not go public by IPO or other means by May 1, 2025, the Company receives no IPO Share Consideration, and the Transaction consideration is capped at the cash consideration of up to $3,000,000 plus the MSSP Consideration.

Pursuant to the terms of the Merger Agreement, formal transfer of the equity ownership of AHP from the Company to the Buyer will occur at the earlier of (i) Buyer’s IPO, (ii) Buyer going public by other means, or (iii) if Buyer does not go public, on May 1, 2025. Until that time, the Company has the right, but not the obligation, to reacquire AHP for a price equal to any consideration already paid by the Buyer for AHP, plus all expenses incurred by Buyer in operating AHP after January 16, 2023.

Concurrent with the AHP Merger Agreement, AHP and the Buyer also entered into a Management Services Agreement (the “MSA”), pursuant to which the Buyer assumed full control of managing AHP’s business operations and paying AHP’s operating expenses after January 16, 2023. The term of the MSA is from January 17, 2023 to May 1, 2025 (extended from the initial date of August 1, 2024), which is the extended date by which equity ownership of AHP can transfer from the Company to the Buyer. The Buyer agreed in the Merger Agreement to reimburse the Company for reasonable expenses incurred by the Company in operating AHP from January 1, 2023 to January 16, 2023, which we refer to as the Stub Period Reimbursement, during which time the Company had operational and financial control of AHP and CHM. Concurrent with the AHP Merger Agreement and the MSA, and as a result of the Buyer assuming control and responsibility of AHP’s operations, the Company discontinued its operations of CHM.

Discontinued Operations

The Company has classified the results of the ACO/MSO Division as discontinued operations in the accompanying consolidated statement of operations for all periods presented. No assets or liabilities were available to be classified as held for sale as of December 31, 2024 or 2023.

The financial results of the ACO/MSO Division are presented as income (loss) from discontinued operations, net of income taxes on the Company’s consolidated statement of operations. The following table presents financial results of the ACO/MSO Division for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024		2023
Revenue:
Consulting revenue	$	---	$23,646
Total revenue		---	23,646

Operating Expenses and Costs:
Medicare shared savings expenses		---	95,967

Loss from operations of discontinued operations before income taxes		---	(72,321)
Provision for income taxes		---	---

Loss from discontinued operations, net of income taxes	$	---	$(72,321)

Net cash used in operations of the ACO/MSO Division was $-0- and $124,846 in the years ended December 31, 2024 and 2023, respectively. There were no cash flows from investing or financing activities of the ACO/MSO Division in the years ended December 31, 2024 and 2023.

Derecognition and Gain from Disposal of Discontinued Operations

As a result of the AHP Sale and pursuant to the terms and conditions of the AHP Merger Agreement and the MSA, the Company ceased to have a controlling financial interest in AHP as of January 17, 2023. Accordingly, in connection with the transaction, the Company deconsolidated AHP as of January 17, 2023.

In connection with the deconsolidation, the Company recognized the fair value of consideration received and receivable from the AHP Sale, recognized an indemnification liability related to potential claims resulting from the AHP Sale, derecognized the carrying value of assets and liabilities transferred to the Buyer or otherwise derecognized in connection with in the AHP Sale, and recorded a gain on sale for the excess of consideration received over carrying value of assets derecognized and liabilities recognized.

The Company elected to record the contingent portion of consideration receivable at fair value on the sale date pursuant to the guidance in FASB Emerging Issues Task Force Issue 09-4, “Seller Accounting for Contingent Consideration,” (“EITF 09-4”). The fair value of consideration received and receivable is shown in the following table:

Upfront Cash Consideration paid at signing	$750,000

Incremental Cash Consideration	1,311,567
IPO Share Consideration	1,463,517
2022 MSSP Consideration	312,987
Physician Advance Consideration	199,645
Stub Period Reimbursement	31,381
Total fair value of contingent consideration receivable	3,319,097

Total fair value of consideration received and receivable	$4,069,097

The fair value of contingent consideration receivable was determined using an expected present value approach, which applies a discount rate to a probability-weighted stream of net cash flows based on multiple scenarios, as estimated by management. As such, the fair values of contingent consideration receivable rely on significant unobservable inputs and assumptions and there is uncertainty in the expected future cash flows used in the fair valuation. Significant assumptions related to the valuation of contingent consideration receivable include the likelihood of a Buyer IPO, the valuation of the Buyer’s common stock in a potential IPO, the likelihood that AHP would meet its performance benchmarks to the extent that it will receive shared savings for plan year 2022, the likelihood that AHP under the management of the Buyer would receive sufficient shared savings in plan years 2023 and/or 2024 to pay the Physician Advance Consideration, and the likelihood that the Company would be able to transfer or add new participating physicians to AHP before July 31, 2023 in order to collect the Incremental Cash Consideration.

The book value of the assets and liabilities derecognized on January 17, 2023 in connection with the sale were as follows:

Prepaid expenses	$1,500
Intangible asset - ACO physician contract	1,073,000
Goodwill	381,856
Contract liability	(20,278)
Contingent acquisition consideration	(185,024)
Net Book Value of Assets and Liabilities Sold	$1,251,054

Prepaid expenses reflect prepaid services from which the Buyer benefited following the AHP Sale. Intangible assets and goodwill represented the carrying value of assets recorded at the time the Company acquired CHM and AHP in 2020 (the “Original Acquisition”). Contract liability represented remaining unearned revenue for which the Buyer was required to provide the performance obligations after January 17, 2023. In connection with the AHP Sale, the remaining value of contingent acquisition consideration (“CAC”) related to the Original Acquisition was written off.

After recording the fair value of consideration and derecognition of assets and liabilities, and an estimated liability related to the Indemnification Clause, the Company recorded a gain from disposal of discontinued operations in the amount of $2,674,069 in the year ended December 31, 2023 as follows:

Total fair value of consideration received and receivable	$4,069,097
Less: net book value of assets and liabilities sold	(1,251,054)
Less: fair value of Indemnification Clause	(143,974)

Gain from disposal of discontinued operations	$2,674,069

After January 17, 2023, and as prescribed under EITF 09-4, the Company has elected to subsequently treat the contingent consideration receivable using gain contingency guidance and only record a gain or loss when the contingency is resolved. Accordingly, the Company does not prospectively remeasure the fair value of contingent consideration receivable each reporting period.

Receipt and Extension of Contingent Sale Consideration Receivable

The Company has received the following consideration from the AHP Merger Agreement through December 31, 2024: (i) $750,000 upon signing of the AHP Merger Agreement in January 2023, (ii) the $31,381 Stub Period Reimbursement in March 2023, (iii) $1,750,000 ($1,540,000 net after commissions) Incremental Cash Consideration during June, July and August 2023 for meeting 100% of the participating physician transfer milestones outlined in the AHP Merger Agreement, (iv) $1,873,993 ($1,186,231 net after commissions and other expenses) in October 2023 related to AHP’s Plan Year 2022 MSSP shared savings, and (v) $500,000 gross ($325,000 net) from the receipt of Physician Advance Consideration in November 2024.

The Company recognizes gains and losses from realization of contingent sale consideration receivable for the difference between the realized (or realizable) value of resolved contingent consideration components and the initial fair value recorded at the sale date. Gain from realization of contingent sale consideration receivable was $125,355 and $1,090,857 during the years ended December 31, 2024 and 2023, respectively. Gains in 2023 relate to excess value realized over the carrying value of the Incremental Cash Consideration and the 2022 MSSP Consideration. Gains in 2024 relate to excess value realized over the carrying value of the Physician Advance Consideration.

The carrying value of the remaining unresolved components of contingent consideration receivable as of December 31, 2024 and 2023 was as follows:

	December 31,
	2024		2023

Physician Advance Consideration	$	---	$199,645
IPO Share Consideration		1,463,518	1,463,518
Total contingent consideration receivable		1,463,518	1,663,163